SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of condensed financial statement balances and amounts of Company's VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 61,837		¥ 540,523	¥ 370,193	$ 8,843
Restricted cash	413,601		137,332		59,144
Financial Assets receivable, net	601,600		293,483		86,028
Prepaid expenses and other current assets, net	1,811,772		370,128		259,080
Deferred tax assets , net	96,534		72,405		13,804
Property and equipment , net	1,326,943		44,397		189,750
Right-of-use assets	31,195		52,759		4,461
Other non-current assets	76,545		745,433		10,945
TOTAL ASSETS	8,755,965		5,409,893		1,252,086
Payroll and welfare payables	210,367		144,065		30,082
Tax payables	1,054,527		687,034		150,795
Accrued expenses and other current liabilities	874,630		795,959		125,071
TOTAL LIABILITIES	4,324,539		2,282,279		$ 618,401
Net revenue	6,222,190	$ 889,761	5,801,032	5,466,873
Operating loss	1,797,329	257,015	1,248,015	1,332,470
Net Income (Loss)	1,535,742	219,608	1,056,478	1,297,619
Net cash used in operating activities	1,257,354	179,799	1,425,488	389,588
Net cash used in investing activities	(1,946,206)	(278,303)	(783,520)	(105,850)
Net cash used in financing activities	487,172	$ 69,664	(332,687)	(193,481)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	3,782		5,439
Accounts receivable, net	17,593		54,404
Prepaid expenses and other current assets, net	30,323		29,822
Deferred tax assets , net	12,981		18,550
Property and equipment , net	2,603		6,531
Right-of-use assets	15,132		24,643
Other non-current assets			511
TOTAL ASSETS	82,414		139,900
Payroll and welfare payables	64,472		64,442
Tax payables	41,600		25,935
Accrued expenses and other current liabilities	119,730		184,996
Lease liabilities	14,293		23,521
TOTAL LIABILITIES	240,095		298,894
Net revenue	46,308		280,566	473,239
Operating loss	(1,161,172)		(1,274,173)	(1,140,806)
Net Income (Loss)	(1,170,886)		(1,265,296)	(868,605)
Net cash used in operating activities	(1,169,567)		(1,368,916)	(1,095,655)
Net cash used in investing activities	(155)		(1,274)	(74,100)
Net cash used in financing activities	¥ 0		¥ 0	¥ 0